COMMON STOCK (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Number outstanding	1,797,000	2,027,000
Remaining average contractual life (in years)	5 years 1 month 6 days	5 years 6 months
Weighted average exercise price	$ .44	$ .44
Options Exercisable
Number exercisable	1,681,500	1,777,500
Weighted average exercise price	$ .42	$ .38
0.14 - 0.24 [Member]
Exercise price lower range limit	.14	0.14
Exercise price upper range limit	$ .24	$ 0.24
Options Outstanding
Number outstanding	540,000	720,000
Remaining average contractual life (in years)	2 years 8 months 12 days	3 years
Weighted average exercise price	$ .14	$ .14
Options Exercisable
Number exercisable	540,000	720,000
Weighted average exercise price	$ .14	$ .14
0.25 - 0.49 [Member]
Exercise price lower range limit	.25	0.25
Exercise price upper range limit	$ .49	$ 0.49
Options Outstanding
Number outstanding	351,000	351,000
Remaining average contractual life (in years)	4 years 2 months 12 days	5 years 2 months 12 days
Weighted average exercise price	$ .28	$ .28
Options Exercisable
Number exercisable	351,000	351,000
Weighted average exercise price	$ .28	$ .29
0.50 - 0.85 [Member]
Exercise price lower range limit	.50	0.50
Exercise price upper range limit	$ .85	$ 0.85
Options Outstanding
Number outstanding	906,000	956,000
Remaining average contractual life (in years)	6 years 8 months 12 days	7 years 4 months 24 days
Weighted average exercise price	$ .68	$ .68
Options Exercisable
Number exercisable	790,500	706,500
Weighted average exercise price	$ .67	$ .67